Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Derivatives designated as hedging instruments under Codification Topic 815
Foreign Exchange Contracts
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 3	$ 3
Financial expenses
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0	(14)
Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)	1	0
Derivatives designated as hedging instruments under Codification Topic 815 | Foreign exchange contracts
Foreign Exchange Contracts
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	3	3
Financial expenses
Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Financial Expenses	Financial Expenses
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0	(14)
Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)	1	0
Derivatives not designated as Hedging Instruments under Codification Topic 815
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	(109)	38
Derivatives not designated as Hedging Instruments under Codification Topic 815 | Foreign exchange contracts
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	13	1
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/(expenses) net	Financial income/(expenses) net
Derivatives not designated as Hedging Instruments under Codification Topic 815 | Commodity contracts
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	$ (122)	$ 37
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/(expenses) net	Financial income/(expenses) net